ACCESSOR FUNDS

                         SUPPLEMENT DATED APRIL 6, 2009
                                     TO THE
                    ACCESSOR FRONTIER MARKETS FUND PROSPECTUS
                             DATED DECEMBER 30, 2008

This supplement provides new and additional information beyond that contained in the prospectus, and should be read in conjunction with such prospectus. Capitalized terms not defined herein should have the meaning set forth in the prospectus.

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            NOT FDIC INSURED   NO BANK GUARANTEE   MAY LOSE VALUE

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CHANGE TO PRINCIPAL INVESTMENT STRATEGIES

At a meeting of the Board of Trustees (the "Board") of Forward Funds (the "Trust") held on March 5, 2009, the Trustees, including all of the Trustees who are not "interested persons" of the Trust (as that term is defined in the Investment Company Act of 1940, as amended) ("Independent Trustees"), approved, on behalf of the Accessor Frontier Markets Fund (the "Fund"), a change to the principal investment strategies of the Fund.

Effective  immediately,   the  following  information  regarding  the  principal
investment strategies of the Fund will replace the information under the Fund's "Fund Details" section contained on page 4 of the prospectus:

PRINCIPAL INVESTMENT STRATEGIES The Fund will seek to achieve its objective by investing at least 80% of its assets in securities with exposure to the returns of Frontier Markets. For purposes of this investment policy, "assets" includes not only the amount of the Fund's net assets attributable to investments directly or indirectly providing investment exposure to the returns of Frontier Markets, but also the amount of the Fund's net assets that are segregated on the Fund's books and records or being used for collateral, as required by applicable regulatory guidance, or otherwise used to cover such investment exposure. This investment policy and name of the Fund with respect to Frontier Markets may not be changed unless Fund shareholders are notified at least 60 days in advance of the proposed change. The term "Frontier Markets" is often used to describe the markets of smaller, less accessible, but still investable, countries of the developing world. For the purposes of the Fund, "Frontier Markets" will include countries identified in the Morgan Stanley Capital International(SM) ("MSCI") Frontier Emerging Markets Index.

The primary benchmark for the Fund will be the MSCI Frontier Markets Index (the "Benchmark"). Please see the Attachment for additional information on the Benchmark.

Forward Management LLC ("Forward Management" or the "Manager") employs an index-like approach to constructing the Fund's portfolio. Forward Management seeks exposure to Frontier Markets by attempting to approximate the country and industry allocations of the Benchmark and will primarily invest directly or indirectly in swaps, P-notes, warrants, structured notes, futures and options (collectively, "Structured Products"), exchange traded funds ("ETFs"), exchange traded notes ("ETNs"), depository receipts (including, but not limited to, American Depository Receipts, European Depository Receipts, Global Depository Receipts, Russian Depository Receipts, Phillippine Depository Receipts and Brazilian

Depository Receipts), and securities of companies in Frontier Market countries. The Fund may invest directly in such securities and financial instruments and/or indirectly by investing in shares of other investment companies. Where exposure to Frontier Markets is not feasible, Forward Management will invest in securities with exposure to emerging markets.

To the extent that the Structured Products used by the Fund have economic characteristics similar to frontier market countries, they will be counted toward the 80% policy described above. The Fund may also invest in futures based on country indexes, industries and sectors, individual stocks and currencies, and in currency futures and forward contracts. Although Forward Management may seek to use Structured Products to achieve the Fund's investment objective, no assurance can be given that the use of Structured Products will achieve this result or that Structured Products will be available or fully developed in the frontier market countries in which the Fund may invest.

Due to potential difficulties regarding accessibility in some markets, the Fund's actual holdings may deviate from the Benchmark. Forward Management will seek to minimize deviations whenever possible. When determining investment decisions, Forward Management will first attempt to approximate the country and sector allocations of the Benchmark. In instances when this is not feasible, Forward Management will attempt to maximize the Fund's overall exposure to Frontier Markets and lastly will seek exposure to emerging markets.

CHANGE TO FUNDAMENTAL RESTRICTION WITH RESPECT TO CONCENTRATION OF INVESTMENTS

Also at the March 5, 2009 Board meeting, the Trustees, including all of the Independent Trustees, approved, on behalf of the Fund, a change to the fundamental restriction of the Fund with respect to concentration of investments, subject to approval by the shareholders of the Fund. Pursuant to written consent of a majority of holders of shares of the Fund as of March 10, 2009 (the record date set by the Board for determining shareholders entitled to execute the consent), the change to the fundamental restriction of the Fund was approved, effective as of the date of this supplement.

Effective immediately: (i) any reference to the Fund being required to at all times have exposure of 25% or more of its total assets in securities of issuers in the bank industry, as set forth under the Fund's "Fund Details" section contained on page 4 of the prospectus, is deleted in its entirety; and (ii) any references to "Bank Industry Concentration Risk," as set forth in the Fund's "Principal Investment Risks" and "Principal Risks" sections contained on pages 4 and 10, respectively, of the prospectus, are deleted in their entirety.

                PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE



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                         SUPPLEMENT DATED APRIL 6, 2009
                                     TO THE
                         ACCESSOR FRONTIER MARKETS FUND
                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")
                             DATED DECEMBER 30, 2008

This supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with the SAI. Capitalized terms not defined herein should have the meaning set forth in the SAI.

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CHANGE OF FUNDAMENTAL INVESTMENT RESTRICTION

Effective immediately, item number 1 contained under the heading "INVESTMENT RESTRICTIONS, POLICIES AND RISKS - FUNDAMENTAL INVESTMENT RESTRICTIONS" on page 3 of the SAI will be replaced to read as follows:

Unless otherwise indicated the Fund may not:

1. Invest more than 25% of the value of its total assets in securities in any single industry, provided that there is no limitation on the purchase of securities issued, guaranteed or sponsored by the U.S. Government, its agencies or instrumentalities. With respect to the Fund's investments in ETFs, the Fund will look through each ETF to the issuer of the securities held by the ETF, as if the Fund had invested in those issuers directly. Similarly, with respect to the Fund's investments in swap agreements (other than credit default swap agreements), the Fund will look through each swap agreement to the reference issuers that constitute the swap agreement's reference investment, as if the Fund had invested directly in those issuers in the same proportion to which each issuer contributes to the reference investment.

CHANGE OF NON-FUNDAMENTAL INVESTMENT RESTRICTION

Effective immediately, item number 1 contained under the heading "INVESTMENT RESTRICTIONS, POLICIES AND RISKS - NON-FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS" on page 4 of the SAI will be replaced to read as follows:

1. Under normal circumstances, the Frontier Markets Fund will invest at least 80% of its net assets, including any borrowings made for investment purposes, in securities with exposure to the returns of Frontier Markets (as defined in the Prospectus). For purposes of this investment policy, "net assets" includes not only the amount of the Fund's net assets attributable to investments directly or indirectly providing investment exposure to the returns of Frontier Markets, but also the amount of the Fund's net assets that are segregated on the Fund's books and records or being used for collateral, as required by applicable regulatory guidance, or otherwise used to cover such investment exposure.

                PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE